Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.03800%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	1.52566%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,849,216.12

Principal:
Principal Collections	$24,996,107.98
Prepayments in Full	$14,975,088.27
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$39,971,196.25
Collections	$42,820,412.37

Purchase Amounts:
Purchase Amounts Related to Principal	$234,962.51
Purchase Amounts Related to Interest	$810.42
Sub Total	$235,772.93

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$43,056,185.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	1
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$43,056,185.30
Servicing Fee	$977,848.49	$977,848.49	$0.00	$0.00	$42,078,336.81
Interest - Class A-1 Notes	$207,020.04	$207,020.04	$0.00	$0.00	$41,871,316.77
Interest - Class A-2a Notes	$466,154.40	$466,154.40	$0.00	$0.00	$41,405,162.37
Interest - Class A-2b Notes	$76,283.00	$76,283.00	$0.00	$0.00	$41,328,879.37
Interest - Class A-3 Notes	$600,307.40	$600,307.40	$0.00	$0.00	$40,728,571.97
Interest - Class A-4 Notes	$205,932.00	$205,932.00	$0.00	$0.00	$40,522,639.97
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,522,639.97
Interest - Class B Notes	$71,212.90	$71,212.90	$0.00	$0.00	$40,451,427.07
Second Priority Principal Payment	$14,908,201.39	$14,908,201.39	$0.00	$0.00	$25,543,225.68
Interest - Class C Notes	$51,046.25	$51,046.25	$0.00	$0.00	$25,492,179.43
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,492,179.43
Regular Principal Payment	$188,251,798.61	$25,492,179.43	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$43,056,185.30

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$14,908,201.39
Regular Principal Payment					$25,492,179.43
Total					$40,400,380.82

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$40,400,380.82	$198.86	$207,020.04	$1.02	$40,607,400.86	$199.88
Class A-2a Notes	$0.00	$0.00	$466,154.40	$1.72	$466,154.40	$1.72
Class A-2b Notes	$0.00	$0.00	$76,283.00	$0.76	$76,283.00	$0.76
Class A-3 Notes	$0.00	$0.00	$600,307.40	$1.87	$600,307.40	$1.87
Class A-4 Notes	$0.00	$0.00	$205,932.00	$1.97	$205,932.00	$1.97
Class B Notes	$0.00	$0.00	$71,212.90	$2.26	$71,212.90	$2.26
Class C Notes	$0.00	$0.00	$51,046.25	$2.43	$51,046.25	$2.43
Total	$40,400,380.82	$38.38	$1,677,955.99	$1.59	$42,078,336.81	$39.97

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$203,160,000.00	1.0000000	$162,759,619.18	0.8011401
Class A-2a Notes	$271,020,000.00	1.0000000	$271,020,000.00	1.0000000
Class A-2b Notes	$100,000,000.00	1.0000000	$100,000,000.00	1.0000000
Class A-3 Notes	$321,020,000.00	1.0000000	$321,020,000.00	1.0000000
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$1,052,630,000.00	1.0000000	$1,012,229,619.18	0.9616196

Pool Information
Weighted Average APR	2.859%	2.857%
Weighted Average Remaining Term	54.36	53.51
Number of Receivables Outstanding	36,914	36,346
Pool Balance	$1,173,418,193.47	$1,133,210,618.29
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,052,631,720.81	$1,016,671,798.61
Pool Factor	1.0000000	0.9657347

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$116,538,819.68
Targeted Overcollateralization Amount	$151,958,034.07
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$120,980,999.11

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	1
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		16	$1,416.42
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$1,416.42
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0014%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0015%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		16	$1,416.42
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$1,416.42
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0001%

Average Realized Loss for Receivables that have experienced a Realized Loss			$88.53
Average Net Loss for Receivables that have experienced a Realized Loss			$88.53

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.33%	101	$3,793,018.08
61-90 Days Delinquent	0.00%	1	$12,300.92
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.34%	102	$3,805,319.00

Repossession Inventory:
Repossessed in the Current Collection Period		0	0
Total Repossessed Inventory		0	0

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0028%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0011%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	1

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	65	$2,611,995.46
2 Months Extended	76	$2,780,655.39
3+ Months Extended	3	$86,948.73

Total Receivables Extended	144	$5,479,599.58
IX. Credit Risk Retention

The fair value of the Notes and the Residual Interest on the Closing Date is summarized below.
	Fair Value	Fair Value
	(in millions)	(as a percentage)

Class A Notes	$1,000.1	89.2%
Class B Notes	31.6	2.8
Class C Notes	21.1	1.9
Residual Interest	67.8	6.1

Total	$1,120.5	100.0%

The Depositor must retain a Residual Interest with a fair value of at least 5% of the aggregate value of the Notes and Residual Interest, or $56.0M, according to Regulation RR

X. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer